UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21229
Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund
(Formerly, Eaton Vance Insured New Jersey Municipal Bond Fund)
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance New Jersey Municipal Bond Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.8%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 10.3%
$180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$144,702
150	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	134,066
1,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,171,755
600	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	589,440
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	237,227
1,425	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,340,569

		$3,617,759

Insured-Electric Utilities — 2.9%
$1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$1,036,990

		$1,036,990

Insured-General Obligations — 39.3%
$2,415	Bayonne, (AGM), 0.00%, 7/1/23	$1,254,472
1,000	Bayonne, (AGM), 5.50%, 7/1/39	1,058,380
320	Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	335,990
340	Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	358,693
360	Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	380,610
382	Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	404,507
1,500	Egg Harbor Township School District, (AGM), 3.50%, 4/1/28	1,396,065
2,000	Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/38	366,200
5,500	Irvington Township, (AGM), 0.00%, 7/15/26	2,526,205
2,660	Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,138,853
1,000	Jersey City, (AGM), 5.00%, 1/15/29	1,058,870
700	Lakewood Township, (AGC), 5.75%, 11/1/31	792,589
1,115	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,146,789
210	Nutley School District, (NPFG), 4.75%, 7/15/30	218,633
410	Nutley School District, (NPFG), 4.75%, 7/15/31	424,170

		$13,861,026

Insured-Hospital — 18.4%
$2,000	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$2,008,560
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	2,043,220
625	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	626,287
250	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	250,515
1,500	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,559,625

		$6,488,207

Insured-Lease Revenue/Certificates of Participation — 22.8%
$1,000	Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,138,270
445	Gloucester County Improvement Authority, (NPFG), 4.75%, 9/1/30	458,337
1,250	Middlesex County, (NPFG), 5.00%, 8/1/31	1,265,888
1,300	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,399,489
500	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	560,630
915	Newark Housing Authority, (Newark Marine Terminal), (NPFG), 5.00%, 1/1/32	983,808
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	747,419

Principal
Amount
(000’s omitted)	Security	Value
$1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,501,862

		$8,055,703

Insured-Other Revenue — 4.5%
$1,500	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,583,640

		$1,583,640

Insured-Public Education — 12.0%
$1,945	New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35(1)	$2,007,524
500	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	469,015
1,000	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	835,800
645	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	649,264
275	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	282,862

		$4,244,465

Insured-Sewer Revenue — 2.2%
$1,975	Rahway Valley Sewerage Authority, (NPFG), 0.00%, 9/1/27	$761,876

		$761,876

Insured-Special Tax Revenue — 14.7%
$1,000	Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$604,450
500	Garden State Preservation Trust, (AGM), 5.80%, 11/1/21	580,425
1,290	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	1,336,737
2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	990,559
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	434,840
8,940	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	513,066
1,520	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	181,777
3,015	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	336,866
1,900	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	197,087

		$5,175,807

Insured-Transportation — 25.1%
$2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$855,600
3,235	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	977,067
1,500	New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,778,910
3,875	Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	4,075,918
920	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	962,651
180	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	195,656

		$8,845,802

Insured-Water and Sewer — 7.0%
$4,500	Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$1,812,600
1,150	Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	654,177

		$2,466,777

Other Revenue — 3.8%
$1,300	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$1,359,618

		$1,359,618

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 3.8%
$1,325	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	$1,334,143

		$1,334,143

Total Tax-Exempt Investments — 166.8% (identified cost $58,156,659)		$58,831,813

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.6)%		$(19,601,005)

Other Assets, Less Liabilities — (11.2)%		$(3,960,420)

Net Assets Applicable to Common Shares — 100.0%		$35,270,388

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 89.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 30.8% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Interest Rate Swaps

		Annual		Effective Date/
	Notional	Fixed Rate	Floating Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$762,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$59,371
Merrill Lynch Capital Services, Inc.	1,250,000	4.260	3-month USD- LIBOR-BBA	February 24, 2010 / February 24, 2040	60,833

					$120,204

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $120,204.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,750,913

Gross unrealized appreciation	$2,614,963
Gross unrealized depreciation	(1,880,063)

Net unrealized appreciation	$734,900

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$58,831,813	$—	$58,831,813

Total Investments	$—	$58,831,813	$—	$58,831,813

Interest Rate Swaps	$—	$120,204	$—	$120,204

Total	$—	$58,952,017	$—	$58,952,017

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective February 1, 2010, the name of the Fund was changed from Eaton Vance Insured New Jersey Municipal Bond Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010